Exhibit 99.2                                                               EXHIBIT C to the Supplement to PSA
CLASS A CUSIP             55262TDK6
CLASS B CUSIP             55262TDL4

                                    MONTHLY CERTIFICATEHOLDERS' STATEMENT

                                                SERIES 1998-E

                                         BA CREDIT CARD FUNDING, LLC

                                        BA MASTER CREDIT CARD TRUST II

                _______________________________________________________________________________

                                   MONTHLY PERIOD ENDING FEBRUARY 29, 2008

                _______________________________________________________________________________

The information which is required to be prepared with respect to the Distribution Date of March 17, 2008, and with respect to the performance of the Trust during the month of February, 2008 is set forth below.

Capitalized terms used in this statement have their respective meanings set forth in the Second Amended and
Restated Pooling and Servicing Agreement.

Material terms, parties and related abbreviations used herein may be found in the following documents as filed with the Securities and Exchange Commission ("SEC"):

Series 1998-E Supplement to the Second Amended           Included in Exhibit 4.1 to FIA's Form 8-K
and Restated Pooling and Servicing Agreement             filed with the SEC on October 14, 1998
relating to the Collateral Certificate

Second Amended and Restated Pooling and                  Included in BA CREDIT CARD FUNDING, LLC Form
Servicing Agreement dated as of October 20, 2006         8-K filed with the SEC on October 20, 2006

A.    In accordance with Article IV of the Second Amended and Restated Pooling and Servicing Agreement,
      Allocations of Collections of Finance Charge Receivables and Principal Receivables for each Series shall be applied in the priority described in the two charts below. These charts are only an overview of the application and priority of payments of Collections of Finance Charge Receivables and Principal
      Receivables. For a more detailed description, please see the Second Amended and Restated Pooling and
      Servicing Agreement and the Series 1998-E Supplement previously filed by the Registrant with the SEC.

                         Allocations of Collections of Finance Charge Receivables

                           Allocations of Collections of Principal Receivables

B.     Information Regarding the Current Monthly Distribution to Certificateholders (Stated on the Basis of
       $1,000 Original Certificate Principal Amount).

       1.   The amount of distribution in respect of Class A Monthly
            Principal                                                          $                     0.000000
                                                                              ________________________________

       2.   The amount of distribution in respect of Class B Monthly
            Principal                                                          $                     0.000000
                                                                              ________________________________

       3.   The amount of distribution in respect of Collateral Monthly
            Principal                                                          $                     0.000000
                                                                              ________________________________

       4.   The amount of distribution in respect of Collateral Minimum
            Monthly Interest                                                   $                     5.500000
                                                                              ________________________________

       5.   The amount of distribution in respect of any accrued and unpaid
            Collateral Minimum Monthly Interest                                $                     0.000000
                                                                               ________________________________

C.     Information Regarding the current Monthly Accumulation into the Interest Funding Account (Stated on the Basis of $1,000 Original Certificate Principal Amount).

       1.   The amount of the current monthly accumulation in respect of
            Class A Monthly Interest                                           $                     3.791042
                                                                              ________________________________

       2.   The amount of the current monthly accumulation in respect of
            Class A Deficiency Amounts                                         $                     0.000000
                                                                              ________________________________

       3.   The amount of the current monthly accumulation in respect of
            Class A Additional Interest                                        $                     0.000000
                                                                              ________________________________

       4.   The amount of the current monthly accumulation in respect of
            Class B Monthly Interest                                           $                     3.950347
                                                                              ________________________________

       5.   The amount of the current monthly accumulation in respect of
            Class B Deficiency Amounts                                         $                     0.000000
                                                                              ________________________________

       6.   The amount of the current monthly accumulation in respect of
            Class B Additional Interest                                        $                     0.000000
                                                                              ________________________________

D.     Information Regarding the Current Quarterly Interest Distribution.

       1.   The total amount of distribution from the Interest Funding
            Account                                                            $                         0.00
                                                                              ________________________________

       2.   The amount of the current quarterly interest distribution in
            respect of Class A                                                 $                         0.00
                                                                              ________________________________

       3.   The amount of the current quarterly interest distribution in respect of Class A set forth in 2 above per $1,000 of original
            certificate principal amount                                       $                     0.000000
                                                                              ________________________________

       4.   The amount of the current quarterly interest distribution in
            respect of Class B                                                 $                         0.00
                                                                              ________________________________

       5.   The amount of the current quarterly interest distribution in respect of Class B set forth in 4 above per $1,000 of original
            certificate principal amount                                       $                     0.000000
                                                                              ________________________________

E.     Information Regarding the Performance of the Trust

       1.   Collection of Principal Receivables

            (a)   The aggregate amount of Collections of Principal
                  Receivables processed during the related Monthly Period
                  which were allocated in respect of the Class A
                  Certificates                                                  $              112,779,696.25
                                                                              ________________________________

            (b)   The aggregate amount of Collections of Principal
                  Receivables processed during the related Monthly Period
                  which were allocated in respect of the Class B
                  Certificates                                                  $                9,954,683.57
                                                                              ________________________________

            (c)   The aggregate amount of Collections of Principal
                  Receivables processed during the related Monthly Period
                  which were allocated in respect of the Collateral Interest    $                9,954,683.57
                                                                              ________________________________

       2.   Principal Receivables in the Trust

            (a)   The aggregate amount of Principal Receivables in the
                  Trust as of the end of the day on the last day of the
                  related Monthly Period                                        $           99,421,454,419.62
                                                                              ________________________________

            (b)   The amount of Principal Receivables in the Trust
                  represented by the Investor Interest of Series 1998-E as
                  of the end of the day on the last day of the related
                  Monthly Period                                                $              882,400,000.00
                                                                              ________________________________

            (c)   The amount of Principal Receivables in the Trust
                  represented by the Adjusted Investor Interest of Series
                  1998-E as of the end of the day on the last day of the
                  related Monthly Period                                        $              882,400,000.00
                                                                              ________________________________

            (d)   The amount of Principal Receivables in the Trust
                  represented by the Class A Investor Interest as of the
                  end of the day on the last day of the related Monthly
                  Period                                                        $              750,000,000.00
                                                                              ________________________________

            (e)   The amount of Principal Receivables in the Trust
                  represented by the Class A Adjusted Investor Interest as
                  of the end of the day on the last day of the related
                  Monthly Period                                                $              750,000,000.00
                                                                              ________________________________

            (f)   The amount of Principal Receivables in the Trust
                  represented by the Class B Investor Interest as of the
                  end of the day on the last day of the related Monthly
                  Period                                                        $               66,200,000.00
                                                                              ---- ---------------------------

            (g)   The amount of Principal Receivables in the Trust
                  represented by the Class B Adjusted Interest as of the
                  end of the day on the last day of the related Monthly
                  Period                                                        $               66,200,000.00
                                                                              ________________________________

            (h)   The amount of Principal Receivables in the Trust
                  represented by the Collateral Interest Amount as of the
                  end of the day on the last day of the related Monthly
                  Period                                                        $               66,200,000.00
                                                                              ________________________________

            (i)   The amount of Principal Receivables in the Trust
                  represented by the Collateral Interest Adjusted Amount as
                  of the end of the day on the last day of the related
                  Monthly Period                                                $               66,200,000.00
                                                                              ________________________________

            (j)   The Floating Investor Percentage with respect to the
                  period:

                  February 1, 2008 through February 29, 2008
                                                                                                        0.88%
                                                                                   ___________________________

            (k)   The Class A Floating Allocation with respect to the
                  related Monthly Period                                                                0.850
                                                                                   ___________________________

            (l)   The Class B Floating Allocation with respect to the
                  related Monthly Period                                                                0.075
                                                                                   ___________________________

            (m)   The Collateral Floating Allocation with respect to the
                  related Monthly Period                                                                0.075
                                                                                   ___________________________

            (n)   The Fixed Investor Percentage with respect to the related
                  Monthly Period                                                                          N/A
                                                                                   ___________________________

            (o)   The Class A Fixed Allocation with respect to the related
                  Monthly Period                                                                          N/A
                                                                                   ___________________________

            (p)   The Class B Fixed Allocation with respect to the related
                  Monthly Period                                                                          N/A
                                                                                   ___________________________

            (q)   The Collateral Fixed Allocation with respect to the
                  related Monthly Period                                                                  N/A
                                                                                   ___________________________

       3.   Shared Principal Collections

            The aggregate amount Shared Principal Collections allocated to:

                                                                                    ___________________________

            Total                                                                $                       0.00
                                                                              _________________________________

       4.   Delinquent Balances

            The aggregate amount of outstanding balances in the Accounts which were delinquent as of the end of the day on the last day of the related Monthly Period:

                                                        Percentage                         Aggregate
                                                         of Total                           Account
                                                       Receivables                          Balance

            (a)   30 -  59 days:                                1.65%           $            1,659,311,938.43
                                                     _________________        ________________________________

            (b)   60 -  89 days:                                1.24%           $            1,249,337,896.66
                                                     _________________        ________________________________

            (c)   90 - 119 days:                                1.01%           $            1,016,015,578.47
                                                     _________________        ________________________________

            (d)   120 - 149 days:                               0.92%           $              929,862,179.46
                                                     _________________        ________________________________

            (e)   150 - 179 days:                               0.97%           $              982,905,557.62
                                                     _________________        ________________________________

            (f)   180 - or more days:                           0.00%           $                3,418,173.83
                                                     _________________        ________________________________

                                             Total:             5.79%           $            5,840,851,324.47
                                                     _________________        ________________________________

       5.   Investor Default Amount

            (a)   The Aggregate Investor Default Amount for the related
                  Monthly Period                                                $                4,442,164.22
                                                                              ________________________________

            (b)   The Class A Investor Default Amount for the related
                  Monthly Period                                                $                3,775,638.46
                                                                              ________________________________

            (c)   The Class B Investor Default Amount for the related
                  Monthly Period                                                $                  333,262.88
                                                                              ________________________________

            (d)   The Collateral Default Amount for the related Monthly
                  Period                                                        $                  333,262.88
                                                                               ________________________________

       6.   Investor Charge Offs

            (a)   The aggregate amount of Class A Investor Charge Offs for
                  the related Monthly Period                                    $                        0.00
                                                                              ________________________________

            (b)   The aggregate amount of Class A Investor Charge Offs set
                  forth in 6 (a) above per $1,000 of original certificate
                  principal amount                                              $                        0.00
                                                                              ________________________________

            (c)   The aggregate amount of Class B Investor Charge Offs for
                  the related Monthly Period                                    $                        0.00
                                                                              ________________________________

            (d)   The aggregate amount of Class B Investor Charge Offs set
                  forth in 6 (c) above per $1,000 of original certificate
                  principal amount                                              $                        0.00
                                                                              ________________________________

            (e)   The aggregate amount of Collateral Charge Offs for the
                  related Monthly Period                                        $                        0.00
                                                                              ________________________________

            (f)   The aggregate amount of Collateral Charge Offs set forth
                  in 6 (e) above per $1,000 of original certificate
                  principal amount                                              $                        0.00
                                                                              ________________________________

            (g)   The aggregate amount of Class A Investor Charge Offs
                  reimbursed on the Transfer Date immediately preceding
                  this Distribution Date                                        $                        0.00
                                                                              ________________________________

            (h)   The aggregate amount of Class A Investor Charge Offs set
                  forth in 6 (g) above per $1,000 original certificate
                  principal amount reimbursed on the Transfer Date
                  immediately preceding this Distribution Date                  $                        0.00
                                                                              ________________________________

            (i)   The aggregate amount of Class B Investor Charge Offs
                  reimbursed on the Transfer Date immediately preceding
                  this Distribution Date                                        $                        0.00
                                                                              ________________________________

            (j)   The aggregate amount of Class B Investor Charge Offs set
                  forth in 6 (i) above per $1,000 original certificate
                  principal amount reimbursed on the Transfer Date
                  immediately preceding this Distribution Date                  $                        0.00
                                                                              ________________________________

            (k)   The aggregate amount of Collateral Charge Offs reimbursed
                  on the Transfer Date immediately preceding this
                  Distribution Date                                             $                        0.00
                                                                              ________________________________

            (l)   The aggregate amount of Collateral Charge Offs set forth
                  in 6 (k) above per $1,000 original certificate principal
                  amount reimbursed on the Transfer Date immediately
                  preceding this Distribution Date                              $                        0.00
                                                                              ________________________________

       7.   Investor Servicing Fee

            (a)   The amount of the Class A Servicing Fee payable by the
                  Trust to the Servicer for the related Monthly Period          $                  781,250.01
                                                                              ________________________________

            (b)   The amount of the Class B Servicing Fee payable by the
                  Trust to the Servicer for the related Monthly Period          $                   68,958.33
                                                                              ________________________________

            (c)   The amount of the Collateral Servicing Fee payable by the
                  Trust to the Servicer for the related Monthly Period          $                   68,958.33
                                                                              ________________________________

            (d)   The amount of Servicer Interchange payable by the Trust
                  to the Servicer for the related Monthly Period                $                  551,500.00
                                                                              ________________________________

       8.   Reallocations

            (a)   The amount of Reallocated Collateral Principal
                  Collections with respect to this Distribution Date            $                        0.00
                                                                              ________________________________

            (b)   The amount of Reallocated Class B Principal Collections
                  with respect to this Distribution Date                        $                        0.00
                                                                              ________________________________

            (c)   The Collateral Interest Amount as of the close of
                  business on this Distribution Date                            $               66,200,000.00
                                                                              ________________________________

            (d)   The Collateral Interest Adjusted Amount as of the close
                  of business on the Distribution Date                          $               66,200,000.00
                                                                              ________________________________

            (e)   The Class B Investor Interest as of the close of business
                  on the Distribution Date                                      $               66,200,000.00
                                                                              ________________________________

            (f)   The Class B Adjusted Investor Interest as of the close of
                  business on the Distribution Date                             $               66,200,000.00
                                                                              ________________________________

            (g)   The Class A Investor Interest as of the close of business
                  on this Distribution Date                                     $              750,000,000.00
                                                                              ________________________________

            (h)   The Class A Adjusted Investor Interest as of the close of
                  business on this Distribution Date                            $              750,000,000.00
                                                                              ________________________________

       9.   Principal Funding Account

            (a)   The principal amount on deposit in the Principal Funding
                  Account on the related Transfer Date (after taking into
                  account deposits on such date but prior to withdrawals)       $                        0.00
                                                                              ________________________________

            (b)   The Accumulation Shortfall with respect to the related
                  Monthly Period                                                $                        0.00
                                                                              ________________________________

            (c)   The Principal Funding Investment Proceeds deposited in
                  the Finance Charge Account on the related Transfer Date
                  to be treated as Class A Available Funds                      $                        0.00
                                                                              ________________________________

            (d)   The Principal Funding Investment Proceeds deposited in
                  the Finance Charge Account on the related Transfer Date
                  to be treated as Class B Available Funds                      $                        0.00
                                                                              ________________________________

            (e)   The amount of all or the portion of the Reserve Draw
                  Amount deposited in the Finance Charge Account on the
                  related Transfer Date from the Reserve Account                $                        0.00
                                                                              ________________________________

                  (1) The Reserve Draw Amount deposited in the Finance
                        Charge Account to be treated as Class A Available
                        Funds                                                   $                        0.00
                                                                              ________________________________

                  (2) The Reserve Draw Amount deposited in the Finance
                        Charge Account to be treated as Class B Available
                        Funds                                                   $                        0.00
                                                                              ________________________________

            (f)   Interest earnings on funds on deposit in the Reserve
                  Account deposited in the Finance Charge Account on the
                  related Transfer Date                                         $                        0.00
                                                                              ________________________________

       10.  Interest Funding Account

            (a)   The aggregate amount on deposit in the Interest Funding
                  Account on the related Transfer Date (after taking into
                  account deposits on such date but prior to withdrawals)       $                6,209,588.48
                                                                              ________________________________

            (b)   The aggregate amount deposited into the Interest Funding
                  Account with respect to the Class A Certificates on the
                  related Transfer Date                                         $                2,843,281.25
                                                                              ________________________________

            (c)   The aggregate amount deposited into the Interest Funding
                  Account with respect to the Class B Certificates on the
                  related Transfer Date                                         $                  261,512.99
                                                                              ________________________________

            (d)   The Interest Funding Investment Proceeds deposited in the
                  Finance Charge Account on the related Transfer Date           $                    4,769.66
                                                                              ________________________________

       11.  Available Funds

            (a)   The amount of Class A Available Funds on deposit in the
                  Finance Charge Account on the related Transfer Date           $               11,384,266.52
                                                                              ________________________________

            (b)   The amount of Class B Available Funds on deposit in the
                  Finance Charge Account on the related Transfer Date           $                1,004,430.68
                                                                              ________________________________

            (c)   The amount of Collateral Available Funds on deposit in
                  the Finance Charge Account on the related Transfer Date       $                1,004,430.68
                                                                              ________________________________

       12.  Collection of Finance Charge Receivables

            (a)   The aggregate amount of Collections of Finance Charge
                  Receivables processed during the related Monthly Period,
                  any Principal Funding Investment Proceeds and amounts if
                  any withdrawn from the Reserve Account and allocated in
                  respect of the Class A Certificates                           $               11,853,016.52
                                                                              ________________________________

            (b)   The aggregate amount of Collections of Finance Charge
                  Receivables processed during the related Monthly Period,
                  any Principal Funding Investment Proceeds and amounts if
                  any withdrawn from the Reserve Account and which were
                  allocated in respect of the Class B Certificates              $                1,045,805.68
                                                                              ________________________________

            (c)   The aggregate amount of Collections of Finance Charge
                  Receivables processed during the related Monthly Period
                  which were allocated in respect of the Collateral Interest    $                1,045,805.68
                                                                              ________________________________

     13.  Portfolio Yield

          (a)   The Portfolio Yield for the related Monthly Period                                     12.92%
                                                                                 _____________________________

          (b)   The Portfolio Adjusted Yield                                                            5.65%
                                                                                 _____________________________

F.   Floating Rate Determinations

      LIBOR rates for the related Interest Period:
     Class A and Class B determination -                                                             4.25750%
                                                                                  _____________________________

                                          FIA CARD SERVICES, NATIONAL ASSOCIATION,
                                          Servicer

                                          By: /s/ Teresa R. Thomas

                                          Name: Teresa R. Thomas
                                          Title: Vice President